Other non-current assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other Assets, Noncurrent Disclosure [Abstract]
Deferred charges	$ 103		$ 114
Deferred tax effect of internal transfer of assets	102		131
Deferred mobilization costs	47		65
Deferred consideration	154	[1]	142	[1]
Accrued revenue	0		155
Other	8		5
Total other non-current assets	414		612
Deferred Finance Costs [Abstract]
Debt arrangement fees	385		338
Accumulated amortization	(240)		(186)
Total book value	145		152
Less: Short-term amount	(42)		(38)
Long-term amount	103		114
Amortization for the period	$ 54		$ 43		$ 30

[1]	The Deferred consideration is related to the sale of the tender rig business. See Note 11 to the consolidated financial statements included herein.